Redeemable Convertible and Convertible Preferred Stock - Schedule of preferred shares and warrants for future issuance under equity incentive plan (Detail) - shares	Dec. 31, 2019	Dec. 31, 2018
Convertible Preferred Stock Shares Reserved For Future Issuance	26,820,769	8,484,713
For Seriesa Preferred Shares Outstanding [Member]
Convertible Preferred Stock Shares Reserved For Future Issuance	768,195	768,195
For Seriesb Preferred Shares Outstanding [Member]
Convertible Preferred Stock Shares Reserved For Future Issuance		5,543,400
For future issuances of Series B Preferred Shares pursuant to warrants to purchase Series B Preferred Shares [Member]
Convertible Preferred Stock Shares Reserved For Future Issuance		70,133
For Series Cone Preferred Shares outstanding [Member]
Convertible Preferred Stock Shares Reserved For Future Issuance		1,486,210
For future issuances of Series Cone Preferred Shares pursuant to warrant to purchase Series Cone Preferred Shares [Member]
Convertible Preferred Stock Shares Reserved For Future Issuance		22,293
For future issuances of common one shares pursuant to warrants to purchase common one shares [Member]
Convertible Preferred Stock Shares Reserved For Future Issuance	297,241	594,482